Consolidated Statements of Comprehensive Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2022 CNY (¥)	Aug. 31, 2022 USD ($)	Aug. 31, 2021 CNY (¥)	Aug. 31, 2020 CNY (¥)
Statement of Comprehensive Income [Abstract]
Net income/(loss)	¥ (703,537)	$ (102,125)	¥ (165,803)	¥ 164,174
Other comprehensive income/(expense), net of tax
Foreign currency translation adjustment	(133,840)	(19,428)	(17,156)	106,387
Other comprehensive income/(loss)	(133,840)	(19,428)	(17,156)	106,387
Comprehensive income/(loss)	(837,377)	(121,553)	(182,959)	270,561
Less: comprehensive income/(loss) attributable to non-controlling interests	5,886	854	(113,107)	3,140
Comprehensive income/(loss) attributable to ordinary shareholders	¥ (843,263)	$ (122,407)	¥ (69,852)	¥ 267,421